UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Credit Strategies Income Fund (JQC)
October 31, 2013

Shares	Description (1)				Value
	Long-Term Investments – 131.2% (91.9% of Total Investments)
	Common Stocks – 3.0% (2.1% of Total Investments)
	Aerospace & Defense – 0.1%
11,670	GenCorp Inc., (2)				$ 196,056
2,432	General Dynamics Corporation				210,684
2,849	Honeywell International Inc.				247,094
1,207	TransDigm Group Inc.				175,510
2,601	United Technologies Corporation				276,356
	Total Aerospace & Defense				1,105,700
	Automobiles – 0.0%
6,688	General Motors Company, (2)				247,122
1,727	Harley-Davidson, Inc.				110,597
5,067	Winnebago Industries Inc., (2)				150,287
	Total Automobiles				508,006
	Beverages – 0.0%
4,590	Coca-Cola Company				181,626
8,122	Crimson Wine Group Ltd., (2)				71,068
	Total Beverages				252,694
	Biotechnology – 0.1%
2,067	Amgen Inc.				239,772
729	Biogen Idec Inc., (2)				178,015
2,780	Enanta Pharmaceuticals Inc., (2)				55,489
4,103	Gilead Sciences, Inc., (2)				291,272
	Total Biotechnology				764,548
	Building Products – 0.1%
36,123	Masonite Worldwide Holdings, (2)				1,764,609
2,794	Trex Company Inc., (2)				196,195
	Total Building Products				1,960,804
	Capital Markets – 0.1%
1,953	Ameriprise Financial, Inc.				196,355
3,960	Franklin Resources, Inc.				213,286
7,573	Manning & Napier Inc.				125,712
710	Virtus Investment Partners Inc., (2)				144,499
	Total Capital Markets				679,852
	Chemicals – 0.1%
2,433	Axiall Corporation				94,619
1,307	Eastman Chemical Company				102,979
2,450	LyondellBasell Industries NV				182,770
3,978	Minerals Technologies Inc.				225,274
593	PPG Industries, Inc.				108,270
1,882	Westlake Chemical Corporation				202,164
	Total Chemicals				916,076
	Commercial Banks – 0.1%
5,939	Banner Corporation				227,226
10,084	BBCN Bancorp Inc.				149,546
8,042	Pacwest Bancorp.				305,998
2,926	PNC Financial Services Group, Inc.				215,149
16,104	Regions Financial Corporation				155,082
11,854	United Community Banks, Inc., (2)				184,804
8,197	Wells Fargo & Company				349,930
2,677	Wintrust Financial Corporation				116,476
	Total Commercial Banks				1,704,211
	Commercial Services & Supplies – 0.1%
9,786	CECO Environmental Corporation				172,723
4,170	G&K Services, Inc.				260,208
6,226	Waste Management, Inc.				271,080
	Total Commercial Services & Supplies				704,011
	Communications Equipment – 0.0%
2,278	QUALCOMM, Inc.				158,253
	Computers & Peripherals – 0.1%
1,337	Apple, Inc.				698,382
7,960	EMC Corporation				191,597
1,379	SanDisk Corporation				95,841
	Total Computers & Peripherals				985,820
	Consumer Finance – 0.0%
1,945	Capital One Financial Corporation				133,563
5,172	Discover Financial Services				268,323
	Total Consumer Finance				401,886
	Containers & Packaging – 0.0%
1,727	Packaging Corp. of America				107,558
	Diversified Consumer Services – 0.0%
2,215	Ascent Media Corporation, (2)				186,990
	Diversified Financial Services – 0.0%
6,946	Bank of America Corporation				96,966
1,978	Citigroup Inc.				96,487
721	Intercontinental Exchange, Inc., (2)				138,958
	Total Diversified Financial Services				332,411
	Diversified Telecommunication Services – 0.1%
7,187	AT&T Inc.				260,169
5,543	Verizon Communications Inc.				279,977
	Total Diversified Telecommunication Services				540,146
	Electric Utilities – 0.0%
4,300	El Paso Electric Company				151,231
2,110	Pinnacle West Capital Corporation				118,223
5,422	Portland General Electric Company				155,611
	Total Electric Utilities				425,065
	Electrical Equipment – 0.0%
3,384	Ametek Inc.				161,857
5,734	Generac Holdings Inc.				282,973
	Total Electrical Equipment				444,830
	Electronic Equipment & Instruments – 0.0%
5,508	Newport Corporation, (2)				87,412
3,193	SYNNEX Corporation, (2)				195,731
5,545	Vishay Precision Group Inc., (2)				90,938
	Total Electronic Equipment & Instruments				374,081
	Energy Equipment & Services – 0.0%
2,651	ERA Group Inc., (2)				83,772
	Food & Staples Retailing – 0.0%
1,849	Costco Wholesale Corporation				218,182
	Food Products – 0.1%
5,984	ConAgra Foods, Inc.				190,351
4,777	Dean Foods Company, (2)				93,152
4,000	General Mills, Inc.				201,680
1,784	Hershey Foods Corporation				177,044
2,207	JM Smucker Company				245,440
9,290	WhiteWave Foods Company, (2)				185,893
	Total Food Products				1,093,560
	Gas Utilities – 0.0%
2,636	Chesapeake Utilities Corporation				143,425
	Health Care Equipment & Supplies – 0.1%
3,633	Baxter International, Inc.				239,306
2,203	Becton, Dickinson and Company				231,601
6,481	DexCom, Inc., (2)				186,199
3,222	Medtronic, Inc.				184,943
2,675	Steris Corporation				120,883
	Total Health Care Equipment & Supplies				962,932
	Health Care Providers & Services – 0.1%
3,342	AmSurg Corporation, (2)				143,338
6,252	Capital Senior Living Corporation, (2)				138,669
3,129	Express Scripts, Holding Company, (2)				195,625
5,327	Hanger Orthopedic Group Inc., (2)				195,501
1,928	McKesson HBOC Inc.				301,424
3,024	Owens and Minor Inc.				113,158
19,664	Select Medical Corporation				166,751
4,554	Team Health Holdings Inc., (2)				197,826
17,885	Universal American Corporation				132,707
3,264	Wellcare Health Plans Inc., (2)				217,644
	Total Health Care Providers & Services				1,802,643
	Health Care Technology – 0.0%
4,040	Surgical Care Affiliates Inc., (2)				106,050
	Hotels, Restaurants & Leisure – 0.0%
4,327	Cheesecake Factory Inc.				204,451
4,022	Starbucks Corporation				325,983
	Total Hotels, Restaurants & Leisure				530,434
	Household Durables – 0.0%
4,640	Brookfield Residential Properties Inc., (2)				102,451
	Household Products – 0.0%
3,104	Procter & Gamble Company				250,648
	Industrial Conglomerates – 0.1%
3,244	Danaher Corporation				233,860
12,691	General Electric Company				331,743
	Total Industrial Conglomerates				565,603
	Insurance – 0.1%
2,948	Allstate Corporation				156,421
10,274	American Equity Investment Life Holding Company				214,110
2,997	Argo Group International Holdings Inc.				125,814
760	Everest Reinsurance Group Ltd				116,842
6,864	Hartford Financial Services Group, Inc.				231,317
11,349	Hilltop Holdings Inc., (2)				196,792
2,689	MetLife, Inc.				127,217
11,852	Old Republic International Corporation				198,995
2,006	PartnerRe Limited				201,021
5,834	Primerica Inc.				250,570
	Total Insurance				1,819,099
	Internet & Catalog Retail – 0.0%
505	Amazon.com, Inc., (2)				183,835
160	priceline.com Incorporated, (2)				168,613
	Total Internet & Catalog Retail				352,448
	Internet Software & Services – 0.1%
1760	eBay Inc., (2)				92,770
1,583	Facebook Inc., Class A Shares, (2)				79,562
455	Google Inc., Class A, (2)				468,914
	Total Internet Software & Services				641,246
	IT Services – 0.1%
864	Alliance Data Systems Corporation, (2)				204,820
2,727	Amdocs Limited				104,853
4,715	Cardtronics Inc., (2)				185,064
4,883	CSG Systems International Inc.				136,040
10,223	Evertec Inc.				239,832
249	MasterCard, Inc.				178,558
3,722	Vantiv Inc., (2)				102,355
5,970	VeriFone Holdings Inc., (2)				135,280
874	Visa Inc.				171,890
2,016	WEX Inc., (2)				188,194
	Total IT Services				1,646,886
	Leisure Equipment & Products – 0.0%
3,554	Brunswick Corporation				160,392
	Life Sciences Tools & Services – 0.0%
1,622	Thermo Fisher Scientific, Inc.				158,599
	Machinery – 0.1%
4,737	Actuant Corporation				177,922
6,164	Barnes Group Inc.				219,069
764	Cummins Inc.				97,043
5,135	John Bean Technologies Corporation				139,569
23,812	Meritor Inc., (2)				163,588
18,336	Mueller Water Products Inc.				157,140
4,356	Sun Hydraulics Corporation				172,846
	Total Machinery				1,127,177
	Media – 0.2%
4,135	Comcast Corporation, Class A				196,743
25,853	Cumulus Media, Inc., (2)				154,601
1,042	Liberty Global PLC Class A, (2)				81,662
8,219	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)				247,803
22,352	Tribune Company, (2)				1,496,466
17,987	Tribune Company, (3)				—
2,791	Viacom Inc., Class B				232,462
2,754	Walt Disney Company				188,897
	Total Media				2,598,634
	Metals & Mining – 0.0%
1,818	Kaiser Aluminum Corporation				122,624
4,341	SunCoke Energy Inc., (2)				86,820
	Total Metals & Mining				209,444
	Multi-Utilities – 0.0%
1,939	DTE Energy Company				134,062
7,684	Public Service Enterprise Group Incorporated				257,414
2,378	Wisconsin Energy Corporation				100,138
	Total Multi-Utilities				491,614
	Oil, Gas & Consumable Fuels – 0.2%
3,076	Cabot Oil & Gas Corporation				108,644
2,754	Carrizo Oil & Gas, Inc., (2)				120,735
2,619	Chevron Corporation				314,175
5,461	Crosstex Energy, Inc.				167,598
5,599	Energy XXI Limited Bermuda				162,707
1,304	EOG Resources, Inc.				232,634
5,152	Exxon Mobil Corporation				461,722
1,801	Noble Energy, Inc.				134,949
4,094	Oasis Petroleum Inc., (2)				218,006
2,412	Phillips 66				155,405
1,953	SemGroup Corporation, A Shares				117,942
1,134	SM Energy Company				100,484
5,690	Stone Energy Corporation, (2)				198,353
2,714	World Fuel Services Corporation				103,539
	Total Oil, Gas & Consumable Fuels				2,596,893
	Paper & Forest Products – 0.0%
2,074	Clearwater Paper Corporation, (2)				108,304
4,192	KapStone Paper and Packaging Corp.				217,816
	Total Paper & Forest Products				326,120
	Personal Products – 0.0%
8,643	Prestige Brands Holdings Inc., (2)				269,921
	Pharmaceuticals – 0.1%
2,041	AbbVie Inc.				98,886
2,317	Actavis Inc., (2)				358,162
1,532	Jazz Pharmaceuticals, Inc., (2)				139,014
2,565	Johnson & Johnson				237,545
5,659	Merck & Company Inc.				255,164
4,872	Pfizer Inc.				149,473
2,782	Valeant Pharmaceuticals International, (2)				294,113
8,966	Vivus, Inc., (2)				84,191
	Total Pharmaceuticals				1,616,548
	Real Estate Investment Trust – 0.1%
6,286	Chesapeake Lodging Trust				148,161
5,892	CyrusOne Inc.				114,835
10,795	iStar Financial Inc., (2)				136,341
37,887	New Residential Investment				250,433
1,425	Simon Property Group, Inc.				220,234
2,695	Sovran Self Storage Inc.				206,141
5,280	Tanger Factory Outlet Centers				184,008
	Total Real Estate Investment Trust				1,260,153
	Real Estate Management & Development – 0.0%
1,251	Altisource Portfolio Solutions SA, (2)				196,757
6,850	Forestar Real Estate Group Inc., (2)				152,961
	Total Real Estate Management & Development				349,718
	Road & Rail – 0.1%
1,858	Genesee & Wyoming Inc., (2)				185,503
2,365	Norfolk Southern Corporation				203,437
1,385	Union Pacific Corporation				209,689
	Total Road & Rail				598,629
	Semiconductors & Equipment – 0.1%
10,125	Intel Corporation				247,354
3,856	Linear Technology Corporation				158,636
10,180	Rudolph Technologies, (2)				107,908
21,579	Silicon Image, Inc., (2)				113,290
12,004	Spansion Inc., Class A, (2)				143,688
	Total Semiconductors & Equipment				770,876
	Software – 0.2%
8,204	Allot Communications, Limited, (2)				110,590
973	Ansys Inc., (2)				85,089
3,738	Cadence Design Systems, Inc., (2)				48,482
1,887	Check Point Software Technology Limited, (2)				109,484
1,010	CommVault Systems, Inc., (2)				78,861
4,299	Comverse Incorporated, (2)				135,762
3,006	Manhattan Associates Inc., (2)				320,169
12,060	Mentor Graphics Corporation				266,285
11,919	Microsoft Corporation				421,337
3,950	Oracle Corporation				132,325
6,426	Parametric Technology Corporation, (2)				178,129
1,940	Synchronoss Technologies, Inc., (2)				67,163
	Total Software				1,953,676
	Specialty Retail – 0.1%
6,051	Big 5 Sporting Goods Corporation				114,424
4,788	CST Brands Inc.				154,365
3,956	Home Depot, Inc.				308,133
4,257	Kirkland’s, Inc., (2)				75,562
4,337	Lithia Motors Inc.				272,580
1,390	Lumber Liquidators Inc., (2)				158,724
1,950	O’Reilly Automotive Inc., (2)				241,430
2,668	PetSmart Inc.				194,124
2,378	Signet Jewelers Limited				177,541
5,732	Zale Corporation, (2)				89,591
	Total Specialty Retail				1,786,474
	Textiles, Apparel & Luxury Goods – 0.1%
4,379	Fifth & Pacific Companies Inc., (2)				116,000
1,383	Michael Kors Holdings Limited, (2)				106,422
3,776	Movado Group Inc.				176,075
11,006	Quiksilver Inc., (2)				91,570
2,885	Wolverine World Wide Inc.				166,580
	Total Textiles, Apparel & Luxury Goods				656,647
	Thrifts & Mortgage Finance – 0.1%
4,811	First Defiance Financial Corporation				124,220
4,526	Nationstar Mortgage Holdings, Incorporated, (2)				232,274
10,123	Ocwen Financial Corporation, (2)				569,216
7,599	Oritani Financial Corporation				123,256
12,365	PennyMac Financial Services Inc., (2)				199,077
12,924	TFS Financial Corporation, (2)				156,897
	Total Thrifts & Mortgage Finance				1,404,940
	Tobacco – 0.0%
3,807	Altria Group, Inc.				141,735
1,655	Reynolds American Inc.				85,017
3,953	Universal Corporation				209,628
	Total Tobacco				436,380
	Trading Companies & Distributors – 0.0%
6,821	H&E Equipment Services, Inc., (2)				170,729
2,232	Watsco Inc.				212,680
	Total Trading Companies & Distributors				383,409
	Total Common Stocks (cost $34,364,342)				42,028,565

Principal
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests – 96.6% (67.7% of Total Investments) (6)
	Aerospace & Defense – 0.1%
$ 1,509	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	$ 1,509,343
	Airlines – 3.8%
7,481	American Airlines, Inc., Exit Term Loan	4.750%	6/27/19	Baa2	7,542,035
16,873	Delta Air Lines, Inc., Term Loan B1	4.000%	10/18/18	Ba1	16,972,048
27,463	Delta Air Lines, Inc., Term Loan B	4.250%	4/20/17	Ba1	27,639,377
51,817	Total Airlines				52,153,460
	Auto Components – 1.5%
4,449	Federal-Mogul Corporation, Tranche B, Term Loan	2.118%	12/29/14	B1	4,410,873
3,078	Federal-Mogul Corporation, Tranche C, Term Loan	2.118%	12/28/15	B1	3,051,848
12,841	Schaeffler AG, Term Loan C	4.250%	1/27/17	Ba2	12,938,848
107	Tomkins, LLC / Tomkins, Inc., Term Loan B2	3.750%	9/29/16	BB	107,474
20,475	Total Auto Components				20,509,043
	Automobiles – 1.9%
25,830	Chrysler Group LLC, Term Loan B	4.250%	5/24/17	Ba1	26,097,010
	Biotechnology – 0.4%
5,665	Grifols, Inc., Term Loan	4.250%	6/01/17	Ba1	5,716,233
	Capital Markets – 0.4%
5,553	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	5,617,811
	Chemicals – 2.8%
13,663	Ineos US Finance LLC, Term Loan, First Lien	4.000%	5/04/18	BB-	13,724,688
25,359	Univar, Inc., Term Loan	5.000%	6/30/17	B+	24,986,629
39,022	Total Chemicals				38,711,317
	Commercial Services & Supplies – 0.8%
9,583	Aramark Corporation, Term Loan, Tranche D	4.000%	9/09/19	BB-	9,625,212
1,725	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B2	1,729,140
11,308	Total Commercial Services & Supplies				11,354,352
	Communications Equipment – 1.4%
3,970	Alcatel-Lucent, Inc., Term Loan C	5.750%	1/30/19	B+	4,034,203
15,085	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	Ba2	15,141,639
19,055	Total Communications Equipment				19,175,842
	Computers & Peripherals – 1.9%
26,000	Dell Inc., Term Loan B, DD1	4.500%	4/30/20	BB+	25,881,388
	Consumer Finance – 0.7%
9,158	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	9,211,594
	Containers & Packaging – 1.6%
22,599	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	22,809,860
	Distributors – 1.5%
20,738	HD Supply, Inc., Term Loan B	4.500%	10/12/17	B+	20,869,992
	Diversified Consumer Services – 6.5%
15,777	Cengage Learning Acquisitions, Inc., Term Loan, (7)	4.750%	7/03/14	D	11,543,532
9,978	Ceridian Corporation, New Replacement Term Loan	4.420%	8/14/15	B1	10,033,199
40,000	Hilton Hotels Corporation, Term Loan B2, DD1	4.000%	10/25/20	BB	40,277,520
27,796	Laureate Education, Inc., Term Loan B, DD1	5.000%	6/18/18	B1	28,016,194
93,551	Total Diversified Consumer Services				89,870,445
	Diversified Financial Services – 1.9%
1,374	NPC International, Inc., Term Loan B	4.500%	12/28/18	Ba3	1,388,077
3,980	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B1	4,029,252
20,895	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	21,081,760
26,249	Total Diversified Financial Services				26,499,089
	Diversified Other – 0.4%
6,000	Rexnord LLC, Term Loan B	4.000%	8/21/20	B+	6,015,936
	Diversified Telecommunication Services – 1.5%
20,440	IntelSat Jackson Holding Ltd., Term Loan B1	0.000%	4/02/18	BB-	20,578,697
	Food & Staples Retailing – 1.2%
8,129	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB-	8,157,132
5,304	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	5,322,437
500	BJ Wholesale Club, Inc., Term Loan, Second Lien	9.750%	3/26/20	CCC	511,771
1,986	Supervalu, Inc., New Term Loan B	5.000%	3/21/19	B+	2,001,506
15,919	Total Food & Staples Retailing				15,992,846
	Food Products – 4.9%
993	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	1,000,358
9,000	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	9,146,250
1,986	Del Monte Foods Company, Term Loan B	4.000%	3/01/18	B1	1,991,819
33,217	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	33,505,370
22,903	US Foods, Inc., Incremental Term Loan, DD1	4.500%	3/29/19	B2	22,963,303
68,099	Total Food Products				68,607,100
	Health Care Equipment & Supplies – 5.4%
11,534	Hologic, Inc., Refinancing Term Loan, Tranche B	3.750%	8/01/19	BBB-	11,615,551
2,000	Kinetic Concepts Inc., USD Term Loan D1	4.500%	5/04/18	Ba3	2,018,750
8,843	Kinetic Concepts, Inc., Term Loan D1	4.500%	5/04/18	BB-	8,926,136
7,900	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	7,988,875
12,000	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	12,075,000
32,754	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	32,912,202
75,031	Total Health Care Equipment & Supplies				75,536,514
	Health Care Providers & Services – 4.1%
2,678	Select Medical Corporation, Term Loan B	4.001%	6/01/18	Ba2	2,694,647
1,628	Community Health Systems, Inc., Extended Term Loan	3.760%	1/25/17	BB	1,635,586
13,895	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	13,989,291
25,040	Golden Living, Term Loan	5.000%	5/04/18	B	24,226,150
371	HCA, Inc., Tranche B5, Term Loan	2.998%	3/31/17	BB	372,385
13,858	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	13,987,686
57,470	Total Health Care Providers & Services				56,905,745
	Hotels, Restaurants & Leisure – 5.6%
2,947	24 Hour Fitness Worldwide, Inc., Term Loan B	5.250%	4/22/16	Ba3	2,977,680
176	Venetian Casino Resort LLC, Delayed Term Loan	2.670%	11/23/16	BBB-	175,569
230	Venetian Casino Resort LLC, Tranche B, Term Loan	2.670%	11/23/16	BBB-	229,787
33,499	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.488%	1/28/18	B-	31,526,432
1,899	CCM Merger, Inc., Term Loan	5.000%	3/01/17	B+	1,917,555
10,054	Landry’s Restaraunts, Inc., Term Loan B	4.750%	4/24/18	BB-	10,145,749
3,459	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	3,463,471
9,000	Scientific Games International, Term Loan B	4.250%	10/18/20	Ba2	9,024,912
17,910	Station Casino LLC, Term Loan B	5.000%	3/02/20	B1	18,092,754
79,174	Total Hotels, Restaurants & Leisure				77,553,909
	Household Durables – 1.7%
13,193	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	13,308,079
10,669	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	10,304,810
23,862	Total Household Durables				23,612,889
	Industrial Conglomerates – 0.6%
7,948	DuPont Performance Coatings, Dollar Term Loan B	4.750%	2/03/20	B+	8,040,668
	Insurance – 1.7%
11,000	Hub International Limited, Term Loan B	4.750%	10/02/20	B1	11,065,318
7,940	USI Holdings Corporation, Term Loan B	5.000%	12/27/19	B1	7,987,640
4,798	Vantage Drilling Company, Term Loan B	6.250%	10/25/17	B-	4,826,089
23,738	Total Insurance				23,879,047
	Internet & Catalog Retail – 0.6%
8,299	Burlington Coat Factory Warehouse Corporation, Term Loan B2	4.250%	2/16/17	BB-	8,351,307
	Internet Software & Services – 1.9%
26,798	Sabre, Inc., Term Loan B	5.250%	2/19/19	B1	27,089,405
	IT Services – 1.8%
3,500	First Data Corporation, Extended Term Loan	4.170%	3/23/18	B+	3,510,210
5,091	SRA International, Term Loan	6.500%	7/20/18	B1	5,014,428
5,473	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	5,526,371
10,270	Zayo Group LLC, Term Loan B	4.500%	7/02/19	B1	10,337,402
24,334	Total IT Services				24,388,411
	Leisure Equipment & Products – 0.5%
7,543	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	7,585,286
	Machinery – 0.1%
850	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	851,401
	Media – 8.4%
8,310	Acquisitions Cogeco Cable II L.P., Term Loan B	3.250%	11/30/19	BB	8,315,289
10,985	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan, (7)	7.750%	7/04/17	D	8,028,449
568	Charter Communications Operating Holdings LLC, Term Loan F	3.000%	12/31/20	Baa3	563,936
3,535	Clear Channel Communications, Inc., Tranche D, Term Loan	6.918%	1/30/19	CCC+	3,390,430
14,529	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	14,659,523
11,649	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	11,958,489
34,462	EMI Music Publishing LLC, Term Loan B	4.250%	6/29/18	BB-	34,735,212
6,000	Springer Science & Business Media, Inc., Term Loan, DD1	5.000%	8/14/20	B	6,007,500
18,858	Tribune Company, Exit Term Loan B	4.000%	12/31/19	BB+	18,895,121
4,356	Univision Communications, Inc., Term Loan C1	4.500%	3/01/20	B+	4,377,572
6,000	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	6,048,750
119,252	Total Media				116,980,271
	Multiline Retail – 1.3%
18,000	Hudsons Bay Company, Term Loan B, WI/DD	TBD	TBD	BB	18,261,000
	Multi-Utilities – 0.7%
9,925	ADS Waste Holdings, Inc., Term Loan B	4.250%	8/05/19	B+	10,000,470
	Oil, Gas & Consumable Fuels – 3.2%
4,572	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	4,684,532
9,975	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	10,152,685
3,750	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	3,783,971
10,000	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	10,194,790
2,917	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	2,946,746
11,940	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B-	12,084,271
43,154	Total Oil, Gas & Consumable Fuels				43,846,995
	Personal Products – 0.1%
1,065	Prestige Brands, Inc., Term Loan B1	3.779%	1/31/19	BB-	1,073,630
	Pharmaceuticals – 5.9%
34,886	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	35,180,001
4,594	Quintiles Transnational Corp., Term Loan B1	4.500%	6/08/18	BB-	4,599,746
8,216	Quintiles Transnational Corp., Term Loan B2	4.000%	6/08/18	BB-	8,257,466
22,246	Valeant Pharmaceuticals International, Inc., Term Loan E	4.500%	8/05/20	Ba1	22,568,194
9,875	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan C2	3.750%	12/11/19	BBB-	9,970,669
1,481	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	1,495,600
81,298	Total Pharmaceuticals				82,071,676
	Real Estate Investment Trust – 3.0%
32,355	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	BB-	33,356,189
8,008	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	8,060,343
40,363	Total Real Estate Investment Trust				41,416,532
	Real Estate Management & Development – 2.6%
22,361	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	22,507,491
13,433	Realogy Corporation, Term Loan B	4.500%	3/05/20	BB-	13,586,410
35,794	Total Real Estate Management & Development				36,093,901
	Semiconductors & Equipment – 1.6%
20,895	Freescale Semiconductor, Inc., Term Loan, Tranche B4	5.000%	2/28/20	B1	21,114,293
975	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	Ba3	987,797
21,870	Total Semiconductors & Equipment				22,102,090
	Software – 9.3%
4,500	Activision Blizzard, Inc., Term Loan B	3.250%	10/12/20	BBB	4,518,882
5,856	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B+	5,903,157
4,000	BMC Software Inc., First Lien Term Loan	5.000%	9/10/20	B+	4,045,832
29,970	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	30,245,123
17,366	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	17,445,348
20,435	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	20,626,263
790	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	774,106
6,365	IPC Systems, Inc., Term Loan, Second Lien	5.418%	6/01/15	CCC	5,458,231
10,000	Kronos Incorporated, Initial Term Loan, Second Lien	9.750%	4/30/20	CCC+	10,341,670
15,000	Misys PLC, Term Loan, Second Lien	12.000%	6/12/19	Caa1	17,306,250
2,382	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	2,406,882
10,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/29/17	CCC+	10,210,000
126,664	Total Software				129,281,744
	Specialty Retail – 0.2%
1,750	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,751,901
2,906	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/28/20	BB-	2,919,554
4,656	Total Specialty Retail				4,671,455
	Wireless Telecommunication Services – 1.1%
2,863	Clear Channel Communications, Inc., Tranche B, Term Loan	3.818%	1/29/16	CCC+	2,783,633
10,471	Cricket Communications, Inc., Term Loan C	4.750%	3/08/20	Ba3	10,535,110
1,485	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,455,595
14,819	Total Wireless Telecommunication Services				14,774,338
$ 1,340,894	Total Variable Rate Senior Loan Interests (cost $1,325,152,958)				1,341,550,042

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds – 31.6% (22.1% of Total Investments)
	Chemicals – 0.5%
$ 7,500	Hexion US Finance, 144A	6.625%	4/15/20	Ba3	$ 7,612,500
	Commercial Services & Supplies – 2.0%
6,000	ABX Group Inc.	6.375%	12/01/19	Baa3	5,977,500
10,000	Ceridian Corporation, 144A	8.875%	7/15/19	B1	11,575,000
1,078	Ceridian Corporation	12.250%	11/15/15	CCC	1,084,738
8,500	Ceridian Corporation	11.250%	11/15/15	CCC	8,553,125
25,578	Total Commercial Services & Supplies				27,190,363
	Distributors – 1.3%
14,650	HD Supply Inc., 144A	11.500%	7/15/20	CCC+	17,671,563
	Diversified Consumer Services – 0.3%
3,900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	4,095,000
	Diversified Telecommunication Services – 1.8%
21,352	Level 3 Communications Inc.	11.875%	2/01/19	B-	24,768,320
	Electronic Equipment & Instruments – 0.1%
1,200	Kemet Corporation	10.500%	5/01/18	B-	1,161,000
	Food & Staples Retailing – 0.3%
4,000	U.S. Foodservice	8.500%	6/30/19	CCC+	4,290,000
	Health Care Equipment & Supplies – 5.2%
2,232	Apria Healthcare Group Inc.	12.375%	11/01/14	B-	2,243,160
1,000	Convatec Finance International SA, 144A	8.250%	1/15/19	B-	1,031,250
18,300	Kinetic Concepts	10.500%	11/01/18	B-	20,633,250
19,000	Kinetic Concepts	12.500%	11/01/19	CCC+	20,472,500
25,460	Tenet Healthcare Corporation, 144A	8.125%	4/01/22	B3	27,878,700
65,992	Total Health Care Equipment & Supplies				72,258,860
	Health Care Providers & Services – 3.0%
450	Capella Healthcare Inc.	9.250%	7/01/17	B	483,188
2,500	HCA Inc.	8.500%	4/15/19	BB+	2,684,375
5,000	HCA Inc.	7.500%	2/15/22	BB-	5,618,750
23,525	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	24,936,500
7,000	Tenet Healthcare Corporation, 144A	6.000%	10/01/20	BB	7,402,500
38,475	Total Health Care Providers & Services				41,125,313
	Hotels, Restaurants & Leisure – 0.3%
2,250	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B-	2,244,375
2,000	MGM Resorts International Inc.	7.750%	3/15/22	B+	2,265,000
4,250	Total Hotels, Restaurants & Leisure				4,509,375
	Insurance – 0.7%
10,000	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	10,325,000
	Media – 6.4%
25,179	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	24,361,159
10,609	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	10,768,135
300	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	302,250
10,000	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	10,800,000
22,750	WideOpenWest Finance Capital Corporation, 144A	10.250%	7/15/19	CCC+	25,138,750
14,950	WMG Acquisition Group	11.500%	10/01/18	B	17,285,938
83,788	Total Media				88,656,232
	Oil, Gas & Consumable Fuels – 1.5%
5,000	Oasis Petroleum Inc., 144A	6.875%	3/15/22	B	5,400,000
2,000	Oasis Petroleum Inc.	6.875%	1/15/23	B	2,170,000
13,000	Sandridge Energy Inc.	7.500%	2/15/23		13,487,500
20,000	Total Oil, Gas & Consumable Fuels				21,057,500
	Pharmaceuticals – 1.5%
1,775	Endo Pharmaceutical Holdings Inc.	7.000%	7/15/19	BB-	1,894,813
3,350	Endo Pharmaceutical Holdings Inc.	7.250%	1/15/22	BB-	3,567,750
9,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	9,540,000
5,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	5,550,000
19,125	Total Pharmaceuticals				20,552,563
	Semiconductors & Equipment – 0.1%
1,922	Freescale Semiconductor Inc.	9.250%	4/15/18	B1	2,078,163
	Software – 0.7%
2,000	Emdeon Inc.	11.000%	12/31/19	CCC+	2,300,000
3,000	Infor Us Inc.	11.500%	7/15/18	B-	3,480,000
3,375	Infor Us Inc.	9.375%	4/01/19	B-	3,813,750
8,375	Total Software				9,593,750
	Specialty Retail – 1.4%
7,000	99 Cents Only Stores	11.000%	12/15/19	CCC+	7,875,000
9,500	Claires Stores, Inc., 144A	9.000%	3/15/19	B2	10,616,250
1,200	Claires Stores, Inc.	10.500%	6/01/17	CCC	1,239,000
17,700	Total Specialty Retail				19,730,250
	Wireless Telecommunication Services – 4.5%
5,000	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	5,231,250
15,000	MetroPCS Wireless Inc., 144A	6.625%	4/01/23	BB	15,693,750
2,500	Sprint Corporation, 144A	7.250%	9/15/21	BB-	2,693,750
32,000	Sprint Corporation, 144A	7.875%	9/15/23	BB-	34,720,000
1,750	T-Mobile USA Inc.	6.731%	4/28/22	BB	1,848,434
1,750	T-Mobile USA Inc.	6.836%	4/28/23	BB	1,850,625
58,000	Total Wireless Telecommunication Services				62,037,809
$ 405,807	Total Corporate Bonds (cost $412,982,190)				438,713,561
	Total Long-Term Investments (cost $1,772,499,490)				1,822,292,168

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 11.5% (8.1% of Total Investments)
$ 160,018	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $160,018,173, collateralized by: $26,415,000 U.S. Treasury Notes, 0.875%, due 7/31/19, value $25,494,596, $138,420,000 U.S. Treasury Notes, 0.250%, due 4/15/16, value $137,727,900	0.000%	11/01/14		$ 160,018,173
	Total Short-Term Investments (cost $160,018,173)				160,018,173
	Total Investments (cost $1,932,517,663) – 142.7%				1,982,310,341
	Borrowings — (40.4)% (8), (9)				(561,000,000)
	Other Assets Less Liabilities – (2.3)% (10)				(32,055,852)
	Net Assets Applicable to Common Shares – 100%				$1,389,254,489

Investments In derivatives as of October 31, 2013

Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (10)
JPMorgan	$ 103,075,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$ (431,384)
Morgan Stanley	103,075,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(4,053,859)
	$ 206,150,000						$ (4,485,243)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Common Stocks	$42,028,565	$—	$—	** $42,028,565
	Variable Rate Senior Loan Interests	—	1,341,550,042	—	1,341,550,042
	Corporate Bonds	—	438,713,561	—	438,713,561
	Short-Term Investments:
	Repurchase Agreements	—	160,018,173	—	160,018,173
	Derivatives:
	Swaps*	—	(4,485,243)	—	(4,485,243)
	Total	$42,028,565	$1,935,796,533	$—	$1,977,825,098

	* Represents net unrealized appreciation (depreciation).
	** Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $1,934,535,298.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2013, were as follows:

	Gross unrealized:
	Appreciation				$ 54,942,042
	Depreciation				(7,166,999)

	Net unrealized appreciation (depreciation) of investments				$ 47,775,043

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(7)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Borrowings as a percentage of total investments is 28.3%.

(9)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

(10)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2013